SEGMENTED INFORMATION (Details - Geographical Information) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	$ 2,625	$ 2,452	$ 1,628
Consolidated property, plant and equipment and equity-accounted investments	27,817	25,463
United States
Disclosure of operating segments [line items]
Revenues	871	786	799
Consolidated property, plant and equipment and equity-accounted investments	11,131	10,163
Colombia
Disclosure of operating segments [line items]
Revenues	797	819	0
Consolidated property, plant and equipment and equity-accounted investments	5,401	5,275
Canada
Disclosure of operating segments [line items]
Revenues	480	442	426
Consolidated property, plant and equipment and equity-accounted investments	5,810	5,845
Brazil
Disclosure of operating segments [line items]
Revenues	366	269	265
Consolidated property, plant and equipment and equity-accounted investments	3,479	2,922
Europe
Disclosure of operating segments [line items]
Revenues	111	136	$ 138
Consolidated property, plant and equipment and equity-accounted investments	1,332	1,258
Other
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 664	$ 0